UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2014

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Macro Performance Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

GL Macro Performance Fund

Portfolio Review (Unaudited)

Since Inception Through March 31, 2014*

Non-Annualized Total Returns as of March 31, 2014	Six Months+	One Year	Since Inception*+
GL Macro Performance Fund	(8.17)%	(8.13)%	(6.91)%
S&P 500 Total Return Index	12.51%	21.86%	28.57%
Barclays Aggregate Bond Index	1.70%	(0.10)%	(0.25)%
BofA Merrill Lynch U. S. Treasury Bill Index	0.03%	0.08%	0.09%

________________

* Commencement of operations was December 28, 2012.

+ Annualized

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. It is often used to represent investment grade bonds being traded in the United States. Investors cannot invest directly in an index or benchmark.

The BofA Merrill Lynch U. S. Treasury Bill Index is an unmanaged index that tracks the performance of the three most recently issued 2-year, 3- year, 5-year, 7-year, 10-year and 30-year U.S. Treasury notes and bonds. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2015, to ensure that the net annual Fund operating expenses will not exceed 1.75% (excluding certain expenses), subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated February 25, 2014, including fees paid to underlying funds, are 14.60%. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-855-754-7930.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Shares		Value

	COMMON STOCK - 6.26%
	DIVERSIFIED FINAN SERVICES - 2.41%
10,000	Medley Capital Corp.	$ 136,100

	INTERNET - 0.10%
5	Google, Inc. - Cl. A *	5,573

	INVESTMENT COMPANIES - 3.75%
9,000	Apollo Investment Corp. ~	74,790
14,500	Fifth Street Finance Corp.	137,170
		211,960

	TOTAL COMMON STOCK	353,633
	(Cost - $359,361)

	CLOSED END FUNDS - 26.47%
1,500	Aberdeen Global Income Fund, Inc.	16,320
500	AllianzGI Equity & Convertible Income Fund	9,725
7,000	Alpine Total Dynamic Dividend Fund	58,730
3,000	Babson Capital Global Short Duration High Yield Fund	71,910
1,300	Calamos Global Dynamic Income Fund	11,687
2,250	Central Fund of Canada Ltd	30,960
2,100	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	49,980
19,500	Eaton Vance Limited Duration Income Fund	297,375
13,024	First Trust Aberdeen Global Opportunity Income Fund	181,685
5,000	First Trust Strategic High Income Fund II	79,650
2,000	Franklin Universal Trust	14,420
6,000	GDL Fund	66,240
7,000	Global High Income Fund, Inc.	69,090
1,000	Ivy High Income Opportunities Fund	18,280
250	Legg Mason BW Global Income Opportunities Fund, Inc.	4,390
8,000	Managed High Yield Plus Fund, Inc.	16,960
59,000	MFS Intermediate Income Trust ***	305,620
1,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	13,120
1,000	Nuveen Diversified Currency Opportunities Fund	10,490
1,500	Nuveen Diversified Dividend & Income Fund	17,550
9,800	Nuveen Global Income Opportunities Fund	113,386
1,000	Nuveen Long/Short Commodity Total Return Fund	16,560
700	Nuveen Mortgage Opportunity Term Fund	16,429
200	Stone Harbor Emerging Markets Income Fund	3,700
	TOTAL CLOSED END FUNDS	1,494,257
	(Cost - $1,489,086)

	EXCHANGE TRADED FUNDS - 2.25%
	EQUITY FUNDS - 2.25%
700	Guggenheim Solar ETF	30,947
6,866	iShares Mortgage Real Estate Capped ETF	84,177
500	Market Vectors Gold Miners ETF	11,800
	TOTAL EXCHANGE TRADED FUNDS	126,924
	(Cost - $129,444)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal		Coupon Rate (%)	Maturity	Value

	PRIVATE PLACEMENT - 4.87%
$ 275,000	LAOH Capital LLC - Promissory Note #	30.0000	6/4/2014	$ 275,000
	TOTAL PRIVATE PLACEMENT
	(Cost - $275,000)
Contracts **
	OPTIONS AND OPTIONS ON FUTURES PURCHASED - 1.90%
	CALL OPTIONS PURCHASED - 0.35%
5	CBOE SPX Volatility Index			138
	Expiration April 2014, Exercise Price $19.00
35	CBOE SPX Volatility Index			9,975
	Expiration June 2014, Exercise Price $14.00
10	Citigroup, Inc.			980
	Expiration June 2014, Exercise Price $50.00
50	iShares iBoxx $ Investment Grade Corporate Bond ETF			375
	Expiration September 2014, Exercise Price $122.00
50	iShares MSCI EAFE ETF			150
	Expiration June 2014, Exercise Price $75.00
60	iShares MSCI Emerging Markets ETF			120
	Expiration April 2014, Exercise Price $45.50
80	iShares MSCI France ETF			2,000
	Expiration September 2014, Exercise Price $36.00
100	iShares MSCI Spain Capped ETF			2,000
	Expiration April 2014, Exercise Price $42.00
12	iShares Nasdaq Biotechnology ETF			360
	Expiration June 2014, Exercise Price $300.00
76	Netflix, Inc.			190
	Expiration April 2014, Exercise Price $595.00
200	Rite Aid Corp.			500
	Expiration April 2014, Exercise Price $9.00
170	Utilities Select Sector SPDR Fund			510
	Expiration September 2014, Exercise Price $48.00
85	SPDR S&P Regional Banking ETF			170
	Expiration April 2014, Exercise Price $45.00
25	SPDR S&P 500 ETF Trust			62
	Expiration Janaury 2015, Exercise Price $240.00
25	Suntrust Bank			75
	Expiration April 2014, Exercise Price $45.00
136	VistaPrint Ltd			2,040
	Expiration July 2014, Exercise Price $70.00
	TOTAL CALL OPTIONS PURCHASED			19,645
	(Cost - $25,746)

	PUT OPTIONS PURCHASED - 1.50%
750	CBOE SPX Volatility Index			1,875
	Expiration April 2014, Exercise Price $11.00
3,725	CBOE SPX Volatility Index			9,312
	Expiration May 2014, Exercise Price $11.00
850	CBOE SPX Volatility Index			2,125
	Expiration June 2014, Exercise Price $11.00
65	Harley Davidson, Inc.			163
	Expiration May 2014, Exercise Price $45.00

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Contracts **		Value

	PUT OPTIONS PURCHASED (Continued) - 1.50%
150	iShares Mortgage Real Estate Capped ETF	$ 750
	Expiration April 2014, Exercise Price $10.00
70	iShares MSCI EAFE ETF	140
	Expiration June 2014, Exercise Price $40.00
65	iShares MSCI Emerging Markets ETF	845
	Expiration April 2014, Exercise Price $38.50
20	iShares MSCI Emerging Markets ETF	1,040
	Expiration May 2014, Exercise Price $39.00
60	iShares MSCI France ETF	3,450
	Expiration September 2014, Exercise Price $26.00
95	iShares MSCI Italy Capped ETF	27,550
	Expiration September 2014, Exercise Price $20.00
12	iShares Nasdaq Biotechnology ETF	540
	Expiration June 2014, Exercise Price $150.00
70	Market Vectors Gold Miners ETF	70
	Expiration June 2014, Exercise Price $14.50
50	Market Vectors Russia ETF	125
	Expiration April 2014, Exercise Price $15.00
100	Netflix, Inc.	950
	Expiration April 2014, Exercise Price $220.00
15	Netflix, Inc.	8,970
	Expiration April 2014, Exercise Price $330.00
10	PowerShares Senior Loan Portfolio	225
	Expiration October 2014, Exercise Price $24.00
5	PowerShares Senior Loan Portfolio	400
	Expiration October 2014, Exercise Price $25.00
70	SPDR S&P Regional Banking ETF	17,535
	Expiration Janaury 2015, Exercise Price $40.00
20	SPDR S&P Regional Banking ETF	2,380
	Expiration Janaury 2015, Exercise Price $45.00
30	SunTrust Banks, Inc.	6,300
	Expiration Janaury 2015, Exercise Price $37.00
	TOTAL PUT OPTIONS PURCHASED	84,745
	(Cost - $126,750)

	PUT OPTIONS ON FUTURES PURCHASED - 0.05%
25	S&P 500 Emini Future	2,688
	Expiration April 2014, Exercise Price $1,760.00
	TOTAL PUT OPTIONS ON FUTURES PURCHASED	2,688
	(Cost - $6,952)

	TOTAL OPTIONS AND OPTIONS ON FUTURES PURCHASED	107,078
	(Cost - $159,448)
Shares
	SHORT-TERM INVESTMENT - 60.37%
	MONEY MARKET FUND - 60.37%
3,407,920	Fidelity Institutional Money Market Fund, 0.00% + ***	3,407,920
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $3,407,920)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

	TOTAL INVESTMENTS - 102.12%	$ 5,764,812
	(Cost - $5,820,259) (a)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.12) %	(119,522)
	NET ASSETS - 100.00%	$ 5,645,290

	SECURITIES SOLD SHORT - (15.58) %
	COMMON STOCK SOLD SHORT - (1.08) %
	COMMERCIAL SERVICES - (1.08) %
250	Block H&R, Inc.	7,548
50	Morningstar, Inc	3,951
1,000	VistaPrint Ltd * ^	49,220
	TOTAL COMMON STOCK SOLD SHORT	60,719
	(Proceeds - $59,524)

	EXCHANGE TRADED FUNDS SOLD SHORT - (14.50) %
	EQUITY FUNDS - (8.28) %
6,600	Global X FTSE Greece 20 ETF	162,162
600	iShares MSCI EAFE ETF ^	40,302
6,500	iShares MSCI Spain Capped ETF ^	265,200
		467,664
	FIXED INCOME FUND - (6.22) %
3,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	350,910

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT	818,574
	(Proceeds - $809,340)

	TOTAL SECURITIES SOLD SHORT	879,293
	(Proceeds - $868,864)
Contracts **
	OPTIONS AND OPTIONS ON FUTURES WRITTEN - (5.02) %
	CALL OPTIONS WRITTEN - (2.49) %
5	CBOE SPX Volatility Index	138
	Expiration April 2014, Exercise Price $19.00
35	CBOE SPX Volatility Index	9,975
	Expiration June 2014, Exercise Price $14.00
50	CBOE SPX Volatility Index	8,250
	Expiration September 2014, Exercise Price $22.00
35	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,650
	Expiration September 2014, Exercise Price $115.00
50	iShares MSCI EAFE ETF	8,750
	Expiration Janaury 2015, Exercise Price $70.00
20	iShares MSCI Emerging Markets ETF	4,220
	Expiration May 2014, Exercise Price $39.50
40	iShares MSCI Emerging Markets ETF	2,720
	Expiration April 2014, Exercise Price $41.00
40	iShares MSCI France ETF	2,700
	Expiration September 2014, Exercise Price $30.00
40	iShares MSCI France ETF	1,400
	Expiration September 2014, Exercise Price $31.00
45	iShares MSCI Spain Capped ETF	9,337
	Expiration July 2014, Exercise Price $40.00

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares		Value

Contracts **	CALL OPTIONS WRITTEN (Continued) - (2.49) %
45	iShares MSCI Spain Capped ETF	$ 4,725
	Expiration July 2014, Exercise Price $40.00
12	iShares Nasdaq Biotechnology ETF	3,444
	Expiration June 2014, Exercise Price $265.00
15	Netflix, Inc.	15,300
	Expiration June 2014, Exercise Price $425.00
85	SPDR S&P Regional Banking ETF	10,115
	Expiration Janaury 2015, Exercise Price $45.00
25	SunTrust Banks, Inc.	2,775
	Expiration Janaury 2015, Exercise Price $45.00
50	Utilities Select Sector SPDR Fund	7,500
	Expiration September 2014, Exercise Price $41.00
120	Utilities Select Sector SPDR Fund	9,720
	Expiration September 2014, Exercise Price $42.00
5	Vale SA	555
	Expiration June 2014, Exercise Price $13.00
20	Vale SA	480
	Expiration April 2014, Exercise Price $14.00
35	Vistaprint Ltd	11,200
	Expiration July 2014, Exercise Price $50.00
100	Vistaprint Ltd	20,500
	Expiration July 2014, Exercise Price $52.50
	TOTAL CALL OPTIONS WRITTEN	140,454
	(Premiums - $113,095)

	PUT OPTIONS WRITTEN - (1.68) %
20	Apollo Investment Corp	1,850
	Expiration June 2014, Exercise Price $9.00
16	Citigroup, Inc.	208
	Expiration April 2014, Exercise Price $44.00
3	Guggenheim Solar ETF	1,350
	Expiration July 2014, Exercise Price $44.00
4	Guggenheim Solar ETF	1,010
	Expiration July 2014, Exercise Price $40.00
40	Harley-Davidson Inc	4,480
	Expiration Janaury 2015, Exercise Price $50.00
20	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,350
	Expiration September 2014, Exercise Price $114.00
185	iShares Mortgage Real Estate Capped ETF	30,525
	Expiration October 2014, Exercise Price $13.00
40	iShares MSCI Emerging Markets ETF	160
	Expiration April 2014, Exercise Price $35.50
82	iShares MSCI Italy Capped ETF	2,870
	Expiration September 2014, Exercise Price $15.00
30	iShares MSCI Spain Capped ETF	1,950
	Expiration July 2014, Exercise Price $36.00
12	iShares Nasdaq Biotechnology ETF	8,280
	Expiration June 2014, Exercise Price $215.00
50	Netflix, Inc.	29,100
	Expiration June 2014, Exercise Price $270.00

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Contracts **		Value

	PUT OPTIONS WRITTEN (Continued) - (1.68) %
15	Netflix, Inc.	$ 8,970
	Expiration April 2014, Exercise Price $330.00
30	SunTrust Banks Inc	1,005
	Expiration September 2014, Exercise Price $27.00
	TOTAL PUT OPTIONS WRITTEN	95,108
	(Premiums - $91,488)

	CALL OPTIONS ON FUTURES WRITTEN - (0.27) %
30	S&P 500 Emini Future	12,750
	Expiration April 2014, Exercise Price $1,885.00
8	S&P 500 Emini Future	2,720
	Expiration April 2014, Exercise Price $1,890.00
	TOTAL CALL OPTIONS ON FUTURES WRITTEN	15,470
	(Premiums - $9,909)

	PUT OPTIONS ON FUTURES WRITTEN - (0.58) %
87	S&P 500 Emini Future	32,625
	Expiration May 2014, Exercise Price $1,740.00
	TOTAL PUT OPTIONS ON FUTURES WRITTEN	32,625
	(Premiums - $31,120)

	TOTAL OPTIONS AND OPTIONS ON FUTURES WRITTEN	283,657
	(Premiums - $245,612)
		Unrealized
		Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG - 0.13%	(Depreciation)
4	2 YR Gov of Canada Bond Future June 2014	$ (544)
	(Underlying Face Amount at Value $784,706)
4	3 YR AUD Government Bond Future June 2014	(1,111)
	(Underlying Face Amount at Value $1,073,323)
75	90 Day Euro$ Future June 2015	8,906
	(Underlying Face Amount at Value $18,629,063)
	TOTAL OPEN FUTURES CONTRACTS LONG	7,251

	OPEN FUTURES CONTRACTS SHORT - (1.07) %
2	10 YR Mini JBG Future June 2014	(175)
	(Underlying Face Amount at Value $280,971)
75	90 Day Euro$ Future March 2015	(9,844)
	(Underlying Face Amount at Value $18,667,500)
3	Euro Fx Future June 2014	1,925
	(Underlying Face Amount at Value $516,375)
10	S&P E-Mini Future June 2014	(8,975)
	(Underlying Face Amount at Value $932,250)
26	Short Term Euro-BTP Futures June 2014	(17,559)
	(Underlying Face Amount at Value $3,961,648)
11	Spanish 10 Year Future June 2014	(25,815)
	(Underlying Face Amount at Value $1,850,285)
	TOTAL OPEN FUTURES CONTRACTS SHORT	(60,443)

See accompanying notes to financial statements.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
		Unrealized
		Appreciation/
		(Depreciation)

TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS		$ (53,192)

# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $275,000 or 4.87% of net assets. Note 2.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock or 1 future contract.
+ Interest rate reflects seven-day effective yield on March 31, 2014.
*** Segregated as collateral for futures, written options, and securitites sold short.
* Non-income producing security.
^ Short position is subject to call/put options.
~ Long position is subject to call/put options.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options and options on futures written is $5,559,685 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation		$ 928,862
Unrealized depreciation		(332,482)
Net unrealized appreciation		$ 596,380

Portfolio Composition as of March 31, 2014
	Percent of
	Net Assets
Short-Term Investment	60.37%
Closed End Funds	26.47%
Common Stock	6.26%
Private Placement	4.87%
Exchange Traded Fund	2.25%
Options and Options on Futures Purchased	1.90%
Liabilities In Excess of Other Assets	(2.12)%
Net Assets	100.00%

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

Assets:
Investments in Securities at Value (Identified cost $5,820,259)	$ 5,764,812
Due from Investment Adviser	19,888
Dividends and Interest Receivable	17,661
Receivable for Fund Shares Sold	5,000
Deposits with Brokers	866,302
Receivable for Securities Sold	639,268
Total Assets	7,312,931

Liabilities:
Options and Options on Futures Written (Premiums $245,612)	283,657
Securities Sold Short (Proceeds $868,864)	879,293
Foreign Cash (Identified cost $6,587)	6,616
Due to Broker - Variation Margin	53,192
Payable for Securities Purchased	431,648
Payable for Dividends and Interest on Short Positions	110
Payable to Affiliates	9,846
Distribution (12b-1) Fees payable	1,159
Accrued Expenses and Other Liabilities	2,120
Total Liabilities	1,667,641

Net Assets (Unlimited shares of no par value beneficial interest	$ 5,645,290
authorized; 631,899 shares of beneficial interest outstanding)

Net Asset Value, Offering & Redemption Price Per Share *
($5,645,290/631,899 shares of beneficial interest outstanding)	$ 8.93

Composition of Net Assets:
At March 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 6,154,225
Accumulated Net Investment Income	95,920
Accumulated Net Realized Loss from Investments, Securities Sold Short,
Options and Options on Futures Written, Futures Contracts
and Foreign Currency Transactions	(447,713)
Net Unrealized Depreciation of Investments, Securities Sold Short,
Options and Options on Futures Written, Futures Contracts
and Foreign Currency Translations	(157,142)
Net Assets	$ 5,645,290
____
* The Fund charges a fee of 2% on redemptions of shares held for less than 90 days.

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

Investment Income:
Dividend Income	$ 80,214
Interest Income	114,838
Total Investment Income	195,052

Expenses:
Administration Fees	22,439
Investment Advisory Fees	16,504
Registration & Filing Fees	14,958
Fund Accounting Fees	13,462
Transfer Agent Fees	10,971
Margin Interest	10,632
Legal Fees	9,972
Chief Compliance Officer Fees	7,979
Dividends and Interest Paid on Securities Sold Short	7,816
Audit Fees	7,480
Distribution (12b-1) fees	6,149
Printing Expense	4,987
Custody Fees	3,870
Trustees' Fees	2,992
Insurance Expense	1,995
Miscellaneous Expenses	997
Total Expenses	143,203
Less: Fee Waived/Expenses Reimbursed by Adviser	(81,384)
Net Expenses	61,819
Net Investment Income	133,233

Realized and Unrealized Gain (Loss) on Investments, Securities
Sold Short, Options and Options on Futures Written,
Futures Contracts and Foreign Currency Transactions
Net Realized Loss on:
Investments	(88,363)
Securities Sold Short	(139,700)
Options and Options on Futures Written	(28,262)
Futures Contracts	(243,815)
Foreign Currency Transactions	(806)
Total Net Realized Loss	(500,946)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(27,346)
Securities Sold Short	30,564
Options and Options on Futures Written	(24,896)
Futures Contracts	7,108
Foreign Currency Translations	(4,273)
Total Net Change in Unrealized Depreciation	(18,843)

Net Realized and Unrealized Loss on Investments Securities
Sold Short, Options and Options on Futures Written,
Futures Contracts and Foreign Currency Transactions	(519,789)

Net Decrease in Net Assets Resulting From Operations	$ (386,556)

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2014	September 30, 2013*
Operations:	(Unaudited)
Net Investment Income	$ 133,233	$ 50,941
Net realized gain (loss) from investments, securities sold short, options and
options on futures written, futures contracts, and foreign currency transactions	(500,946)	61,588
Net change in unrealized depreciation of investments, securities sold short, options and options on futures written, futures contracts, and
foreign currency translations	(18,843)	(138,299)
Net Decrease in Net Assets Resulting From Operations	(386,556)	(25,770)

Distributions to Shareholders From:
Net realized gains ($0.01 and $0.00 per share, respectively)	(6,189)	-
Net investment income ($0.13 and $0.08 per share, respectively)	(68,286)	(22,134)
Total Distributions to Shareholders	(74,475)	(22,134)

Capital Share Transactions:
Proceeds from Shares Issued (352,395 and 402,973 shares, respectively)	3,296,207	4,026,965
Distributions Reinvested (8,120 and 2,209 shares, respectively)	73,486	22,134
Cost of Shares Redeemed (78,574 and 55,224 shares, respectively)	(722,150)	(551,319)
Redemption Fees	24	8,878
Total Capital Share Transactions	2,647,567	3,506,658

Total Increase in Net Assets	2,186,536	3,458,754

Net Assets:
Beginning of Period	3,458,754	-
End of Period +	$ 5,645,290	$ 3,458,754

+ Includes accumulated net investment income of:	$ 95,920	$ 30,973
____
* The Fund commenced operations on December 28, 2012.

See accompanying notes to financial statements.

GL Macro Performance Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended March 31, 2014

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (386,556)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of long investments	(23,790,272)
Proceeds from sales of long investments	22,172,589
Net purchase of short-term securities	(817,018)
Purchases of securities sold short and written options	(17,312,551)
Proceeds from securities sold short and written options	16,990,185
Net realized loss from investments, securities sold short and options written	500,946
Net unrealized (appreciation)/depreciation from investments, securities sold short,
options written and foreign currency translations	18,843
Net sale of foreign Cash	192,990
Net Accretion of Discounts	(112)

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due from Investment Adviser	21,420
Dividends and Interest Receivable	39,877
Deposits with Brokers	380,895
Recievable for Securities Sold	(620,571)
Prepaid Expenses and Other Assets	8,359
Increase/(Decrease) in liabilities:
Payable to Affiliates	1,069
Due to broker - Variation Margin	(16,071)
Payable for Securities Purchase	69,779
Payable for Dividends and Interst on Short Positions	(6,005)
Income Tax Payable	435
Accrued Distribution Fees	(13,117)
Accrued Expenses and Other Liabilities	(25,484)
Net cash used in operating activities	(2,590,370)

Cash flows from financing activities:
Proceeds from shares sold	3,291,207
Payment on shares redeemed	(722,150)
Redemption Fees	24
Cash distributions paid	989
Net cash provided by financing activities	2,570,070

Net increase in cash	(20,300)
Cash at beginning of period	20,300
Cash at end of period	$ -

Supplemental disclosure of cash and non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$ 73,486

See accompanying notes to financial statements.

GL Macro Performance Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the		For the
	Six Months Ended		Period Ended
	March 31, 2014		September 30, 2013 (1)
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.88		$ 10.00
Decrease From Operations:
Net investment income (2)	0.25		0.27
Net loss from investments
(both realized and unrealized)	(1.06)		(0.36)
Total from operations	(0.81)		(0.09)

Less Distributions:
From net realized gains	(0.13)		-
From net investment income	(0.01)		(0.08)
Total Distributions	(0.14)		(0.08)

Paid in capital from redemptions fees	0.00	(8)	0.05

Net Asset Value, End of Period	$ 8.93		$ 9.88

Total Return (3)	(8.17)%		(0.46)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 5,645		$ 3,459

Ratio of expenses to average net assets:
Before reimbursement (4)(6)	5.80%		14.43%
Net of reimbursement (4)(6)	2.50%		2.53%

Ratio of expenses to average net assets (net of
dividend and interest expense):
Before reimbursement (4)(6)	5.04%		13.66%
Net of reimbursement (4)(6)	1.75%		1.75%

Ratio of net investment income to average net assets: (4)(6)(7)	5.39%		3.54%

Portfolio turnover rate (5)	650%		685%
__________
(1) The Fund commenced operations on December 28, 2012.
(2) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(4) Annualized for periods of less than one year.
(5) Not annualized.
(6) Does not include the expenses of the investment companies in which the Fund invests.
(7) The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Less then $0.01 per share.

See accompanying notes to financial statements.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

1.

ORGANIZATION

The GL Macro Performance Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The investment objective of the Fund is total return with less volatility than the broad equity or fixed income markets. The Fund commenced operations on December 28, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open‐ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed‐end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed‐end investment company purchased by the Fund will not change.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Fair Valuation Process – The team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund invests in promissory notes which are not publicly traded and for which the Valuation Committee has established a methodology for fair value.  Based on their short-term duration and the credit history of the issuer, the Valuation Committee values the promissory notes at par.  The Valuation Committee meets on a regular basis to review the valuation methodology.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 353,633	$ -	$ -	$ 353,633
Closed End Funds	1,494,257	-	-	1,494,257
Exchange Traded Funds Sold Short	126,924	-	-	126,924
Private Placement	-	-	275,000	275,000
Options and Future Options Purchased	107,078	-	-	107,078
Short-Term Investment	3,407,920	-	-	3,407,920
Total	$ 5,489,812	$ -	$ 275,000	$ 5,764,812
Liabilities *
Common Stock Sold Short	$ 60,719	$ -	$ -	$ 60,719
Exchange Traded Funds Sold Short	818,574	-	-	818,574
Options and Future Options Written	283,657	-	-	283,657
Futures Contracts **	53,192	-	-	53,192
Total	$ 1,216,142	$ -	$ -	$ 1,216,142

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

* Please refer to the Portfolio of Investments for Industry Classification.

** Includes cumulative net unrealized loss on futures contracts open at March 31 2014.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

There is no change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2014.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

	Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable input(s)
Private Placements	$ 275,000	Credit Rating Review & Days to Maturity	Yield Impact	30.00%	30.00%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield Impact	Decrease	Increase

Option Transactions – The Fund is subject to equity price risk, commodity price risk, interest rate risk and currency rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The number of call option contracts written and the premiums received by the Fund during the six month ended March 31, 2014, were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	211	$ 260,452
Options Written	40,216	7,189,318
Options Closed	(38,019)	(7,170,817)
Options Exercised	(72)	(11,262)
Options Expired	(792)	(22,080)
Outstanding at End of Period	1,544	$ 245,611

Offsetting of Financial Assets and Derivative Assets - The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2014:

Liabilities:			Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options and Future Options Written	$ 283,657	(1)	$ 117,879	(2)	$ 165,778	$ -
Total	$ 283,657		$ 117,879		$ 165,778	$ -

(1) Written options at value as presented in the Portfolio of Investments.

(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at 11:00am Eastern Standard Time. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statement of Operations.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Commodity Risk – Investing in the commodities markets through futures, ETFs or ETNs will subject the Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked instruments will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Fixed Income Risk – When the Fund invests in fixed income securities, the value of its investment in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.  Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral for short sales.

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of March 31, 2014:

	Asset Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:
Options Purchased	Investments in securities at Value	$ 82,485
Options on Futures Purchased	Investments in securities at Value	2,688

Commodity contracts:
Options Purchased	Investments in securities at Value	70

Interest rate contracts:
Options Purchased	Investments in securities at Value	21,835
Futures	Due from Broker variation margin
	Net Assets - Net Unrealized Depreciation	8,906	*
Foreign exchange contracts:
Futures	Due from Broker variation margin
	Net Assets - Net Unrealized Depreciation	1,925	*
		$ 117,909

	Liability Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Equity contracts:
Options Written	Options and Options on Futures Written	$ (184,922)
Options on Futures Written	Options and Options on Futures Written	(48,095)
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	(8,975)	*

Interest rate contracts:
Options Purchased	Investments in securities at Value	(50,640)
Futures	Due to Broker variation margin
	Net Assets - Net Unrealized Depreciation	(55,048)	*

		$ (347,680)

* Represents cumulative appreciation/(depreciation) on futures contracts as reported in the Portfolio of Investments.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from investments, options and options on futures written, and futures contracts. Net change in
	unrealized appreciation (depreciation) from investments, options	$ (222,235)	$ (80,269)
and options on futures written, and futures contracts

Commodity contracts	Net realized gain (loss) from investments, options and options on futures written, and futures contracts. Net change in
	unrealized appreciation (depreciation) from investments, options	49,300	(783)
and options on futures written, and futures contracts

Interest rate contracts	Net realized gain (loss) from investments, options and options
	on futures written, and futures contracts. Net change in	(181,506)	(64,480)
unrealized appreciation (depreciation) from investments, options and options on futures written, and futures contracts

Foreign currency contracts	Net realized gain (loss) from investments, options and options on futures written, and futures contracts. Net change in
	unrealized appreciation (depreciation) from investments, options	(9,048)	1,925
and options on futures written, and futures contracts

Total		$ (363,489)	$ (143,607)

The derivative instruments outstanding as of March 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Tax - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions on returns filed for the open tax year (2013), or expected to be taken in the Fund’s current fiscal year end return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  The Fund recognizes interest and penalties, if any, related to

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended March 31, 2014, the Fund did not incur any interest or penalties.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period.  Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), GL Capital Partners, LLC (the “Adviser”) provides investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Adviser receives a base monthly fee calculated at an annual rate of 1% of the average daily net assets of the Fund (fulcrum fee) plus or minus a variable performance based advisory fee. The advisory fee will be equal to the fulcrum fee (i.e., there will be no performance adjustment) if the Fund performance is within positive or negative 0.50% (one-half of a percentage point) of the investment record of the Fund’s benchmark, which is comprised of equal weights of the (1) Standard and Poor's 500 Index, (2) Barclays Capital U.S. Aggregate Bond Index and (3) BofA Merrill Lynch U. S. Treasury Bill Index over a performance period (collectively the "Index").  The performance period is the most recent 12-month period (i.e., a rolling 12-month period).  If the difference between the Fund’s performance and the investment record of the Index exceeds one-half of a percentage point, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point. The maximum annualized performance adjustment rate is plus or minus 1.00% (which would result from a performance differential of 2.5 percentage points or more for the between the Fund’s performance and the investment record of the Index). The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month. The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by the Fund’s average daily net assets over the performance period and dividing the results by the number of days in the year. During the first full 12 calendar months immediately following the effective date of the Fund’s registration statement (“Initial Period”), the Adviser was entitled to receive only the fulcrum fee. The Adviser then received a performance adjustment after completion of the Initial Period. The purpose of suspending payment of the performance adjustment during the Initial Period was to establish a performance record for the Fund on which advisory fee is later calculated.

For the purpose of comparing the Fund’s after-expense performance to the investment record of the Index, the Fund’s current-period performance already reflects and includes and increased management fees from performance adjustments made during the performance period. Thus, when the Fund outperforms the Index, shareholders will receive a total return that represents the full amount of the outperformance. Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the overperformance (expressed in percentage points). For example, assuming you hold you Fund investment through an entire performance period and the Fund’s performance during the period exceeds the investment record of the Index by 2.5 percentage points or more, your total return

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

over the period (after performance adjustments) will be at least 2.5 percentage points better than the investment record of the Index, and the performance adjustment rate will be no more then 1.00%.

For the six months ended March 31, 2014, the Adviser earned advisory fees of $16,504.

The Adviser has contractually agreed to waive all or part of its fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund Officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)), at least until April 30, 2015, so that the total annual operating expenses of the Fund do not exceed 1.75% of the average daily net assets.  Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. During the six months ended March 31, 2014, the Adviser waived fees and reimbursed expenses of $81,384. As of March 31, 2014, the cumulative expenses subject to recapture amounted to $252,849 and will expire on September 30th of the years indicated below:

2016	2017	Total
$171,465	$81,384	$252,849

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS for these services are reported as “Payable to Affiliates” in the Statement of Assets and Liabilities.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust has adopted, with respect to the Fund, a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% of the average daily net assets.  During the six months ended March 31, 2014, pursuant to the Plan, the Fund paid $6,149.

None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2014 amounted to $12,713,069 and $10,897,141, respectively.

5.

INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2014, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Maturity	Par	Cost	Value	Annualized Rate	% of Net Assets
LAOH2 Capital LLC - Promissory Note *	9/4/13	6/4/14	275,000	$275,000	$275,000	30.00%	4.87%

* This note distributes interest on or about the 14th of the month every other month with balloon of principal due at maturity.

LAOH2 Capital LLC is a domestic limited liability company. The investments in the promissory notes LAOH2 Capital LLC are participations in factoring transactions which finance the accounts receivable from San Miguel Corporation (“San Miguel”) and JG Summit Holdings, Inc. (“JG Summit”).  San Miguel is a company based in the Philippines and Southeast Asia's largest publicly listed food, beverage and packaging company, to various suppliers of San Miguel. JG Summit is one of the leading companies in the Philippines with business interests in Air Transportation, Banking, Food Manufacturing, Petrochemicals, Real Estate, Hotels & Property Development, and Telecommunications.  The Adviser views San Miguel & JG Summit as the ultimate credit risk on these promissory notes.  The proceeds of the promissory notes pre-fund the suppliers that San Miguel & JG Summit uses to produce its end products and is paid back by the suppliers in-kind at an agreed upon interest rate and date.

In that San Miguel & JG Summit are emerging markets companies, the Fund is exposed to risk factors relative to investments in emerging market countries. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

6.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. For the six months ended March 31, 2014, the Fund received $24 in redemption fees.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (the “Fidelity Fund”). The Fund may redeem its investment from the Fidelity Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2014 the percentage of the Fund’s net assets invested in the Fidelity Fund was 60.37%.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)9 of the 1940 Act.  As of March 31, 2014, Charles Schwab & Co, Inc, an account holding shares for the benefit of others in nominee name, held approximately 43% of the voting securities of the Fund.

GL Macro Performance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2014

9.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized losses from security transactions are primarily attributable to the tax deferral of losses on wash sales and straddles and the mark-to-market on open Section 1256 contracts.

Permanent book and tax differences, primarily attributable to the tax treatment of foreign currency gains and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassifications for the period ended September 30, 2013 as follows:

10.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GL Macro Performance Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2014

As a shareholder of GL Macro Fund (the “Fund”), you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/13)	Ending Account Value (3/31/14)	Expenses Paid During Period (10/1/13 to 3/31/14)*
Actual	$1,000.00	$ 918.30	$11.97
Hypothetical (5% return before expenses)	$1,000.00	$1,012.46	$12.55

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 2.50%, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7930 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7930.

INVESTMENT ADVISER

GL Capital Partners, LLC

400 5th Ave, Suite 600

Waltham, MA 02451

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

5/27/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

5/27/14